                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/06

Item 1. Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pennsylvania Value Municipal Income Trust performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of October 31, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 10/31/06

PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
SYMBOL: VPV
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/30/93)            6.71%          5.54%

10-year                              6.98           7.19

5-year                               6.42           4.69

1-year                               6.52           2.77
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Pennsylvania Municipal Bond Index is a broad-based statistical composite of Pennsylvania municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2006

MARKET CONDITIONS

Against the backdrop of strong economic growth, good employment data and inflationary pressures stemming from rising oil prices, the Federal Open Market Committee (the "Fed") continued its tightening campaign during the first eight months of the reporting period, raising the federal funds target rate six times to 5.25 percent at the end of June. As the months progressed however, economic growth moderated as consumer spending and housing weakened while inflation concerns eased, prompting investors to speculate that the Fed would take a break from rate increases. In August the Fed did pause, ending a two-year run of 17 consecutive rate increases--the longest stretch of increases in 25 years. At its subsequent meetings, the Fed again kept its target rate unchanged, and indicated that any future rate increases would be driven by the weight of economic data.

As a result of the improved outlook for the fixed-income market, yields on longer-maturity municipal bonds fell dramatically in latter months of the reporting year, ultimately ending at the lowest level in decades and causing this segment of the market to earn the best returns. Shorter-maturity municipal bonds, however, posted the lowest returns as Fed rate hikes moved yields in this portion of the curve higher. Accordingly, the slope of the municipal yield curve flattened as the spread between short-term and long-term interest rates narrowed.

Demand for municipal bonds continued to be strong during the period. In fact, inflows into municipal bond funds were 55 percent higher year-to-date through October than for the same period last year, much of which went into high-yield funds. Because prevailing interest rates were still at relatively low levels, investors increasingly sought out lower-quality, higher-yielding bonds. The increased demand for high-yield bonds led this segment of the market to considerably outperform high-grade issues.

Although municipal bond issuance remained brisk in the last quarter of 2005, volume declined throughout the remaining months of the period. As of the end of October, national municipal bond issuance was down 13 percent for 2006. The reduced supply, coupled with growing demand, further fueled municipal bond performance.

Consistent with the national trend, municipal bond issuance by the Commonwealth of Pennsylvania declined for the overall period. The education sector continued to be the state's largest issuer of debt. There are more than 600 school districts in the state, as well as several colleges and universities, all of which continue to issue new debt. Pennsylvania's economy continued to improve, with better than anticipated job and income growth, strong growth in personal income tax revenues, and declining unemployment.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Pennsylvania Municipal Bond Index. On a market price basis the trust underperformed its benchmark.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2006

--------------------------------------------------------
                 BASED ON      LEHMAN BROTHERS
      BASED ON    MARKET    PENNSYLVANIA MUNICIPAL
        NAV       PRICE           BOND INDEX

       6.52%      2.77%             5.51%
--------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Throughout the reporting period, we sought opportunities to enhance the portfolio's yield, while still adhering to our quality-driven investment discipline. We did so primarily by implementing two general strategies. First, we increased the portfolio's exposure to lower-rated, higher-yielding securities. Specifically, we added to holdings in BBB rated credits while reducing holdings in AAA rated credits. This strategy proved beneficial to performance as credit spreads in the high-yield segment of the market tightened, leading high-yield bonds to considerably outperform high-grade bonds. Second, we emphasized the long end of the yield curve, favoring bonds with maturities of 25 to 30 years or more. Given the flattening of the yield curve during the period, attractive yields were primarily found on the very long end of the curve and our focus here was additive to performance.

Reflecting our view that interest rates in the Treasury market would continue to rise, we kept the trust's duration (a measure of interest-rate sensitivity) shorter than that of the Lehman Brothers Pennsylvania Municipal Bond Index for much of the period. In the latter months, when it appeared that the Fed was done raising rates, we increased the trust's duration to a more neutral stance. While this positioning overall was beneficial, the trust could have benefited even more had we increased the duration earlier in the reporting period. In addition, rising interest rates made the trust's borrowing activity more expensive, thereby tempering the benefits of leverage for much of the period. The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates.

In keeping with our focus on high-yielding credits, we increased the trust's holdings of Puerto Rico tobacco revenue bonds, which are BBB rated and triple tax-exempt. The litigation environment for tobacco companies has become quite favorable, demand for the bonds remains strong, and the industry continues to prosper. We also added to holdings in health care bonds, which have benefited from spread tightening in the sector, and increased exposure to higher education bonds. Our decision to increase the trust's exposure to these sectors during the period was additive to performance as they performed strongly.

The trust remained well represented among the major sectors of the municipal market. The largest sectors at the end of the period were higher education, general purpose, hospital and public education.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

CHANGES IN INVESTMENT POLICIES

The Board of Trustees of the trust recently approved the following non-fundamental investment policy for the trust: The trust may invest up to 20% of its assets in securities that are rated, at the time of investment, BB/Ba or B by Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services, Inc. ("Moody's") or Fitch Ratings Ltd. ("Fitch") or that are unrated, but deemed to be of comparable quality by the Adviser. These securities are regarded as below investment grade and are commonly referred to as junk bonds, and involve greater risks than investments in higher-grade securities.

Securities that are in the lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturities, but they also generally involve greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Rated lower-grade debt securities are regarded by S&P, Moody's and Fitch as predominately speculative with respect to the capacity to pay interest or repay principal or interest in accordance with their terms. Investors should carefully consider the risks of owning shares of a trust which invests in lower-grade securities before investing in the trust.

Lower-grade securities are more susceptible to nonpayment of interest and principal or default than higher-grade securities. Increases in interest rates or
 4
changes in the economy may significantly affect the ability of lower-grade income securities to pay interest and to repay principal, to meet projected financial goals or to obtain additional financing. In the event that an issuer of securities held by the trust experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the trust's securities relate. Further, the trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the trust may be unable to obtain full recovery on such amounts.

The secondary market prices of lower-grade securities generally are less sensitive to changes in interest rates and are more sensitive to real or perceived general adverse economic changes or specific developments with respect to the particular issuers than are the secondary market prices of higher-grade securities. A significant increase in interest rates or a general economic downturn could severely disrupt the market for lower-grade securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of default by issuers of lower-grade securities as compared with higher-grade securities. In addition, changes in credit risks, interest rates, the credit markets or periods of general economic uncertainty can be expected to result in increased volatility in the market price of lower-grade securities in the trust and thus in the net asset value of the trust. Adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value, volatility and liquidity of lower-grade securities.

The markets for lower-grade securities may be less liquid than the markets for higher-grade securities. To the extent that there is no established retail market for some of the lower-grade securities in which the trust may invest, trading in such securities may be relatively inactive. Prices of lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer of lower-grade securities generally could reduce market liquidity for such securities and make their sale by the trust more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities and adversely affect the value of outstanding securities or the ability of the issuers to repay principal and interest. Further, the trust may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

The market for lower grade securities may have less available information, further complicating evaluations and valuations of such securities and placing more emphasis on the Adviser's experience, judgment and analysis than other securities.

TOP 5 SECTORS AS OF 10/31/06                RATINGS ALLOCATION AS OF 10/31/06
Higher Education              20.0%         AAA/Aaa                         69.2%
General Purpose               13.4          AA/Aa                           12.0
Hospital                      12.3          A/A                              7.4
Public Education              11.3          BBB/Baa                          8.8
Water & Sewer                  5.9          BB/Ba                            0.9
                                            Non-Rated                        1.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a reorganization of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  159.2%
          PENNSYLVANIA  152.2%
$2,000    Abington, PA Sch Dist Ser A (FSA Insd).......... 5.000%   04/01/32   $   2,127,860
 3,000    Allegheny Cnty, PA Arpt Auth Pittsburgh Intl
          Arpt Rfdg (FGIC Insd) (AMT)..................... 5.750    01/01/18       3,160,830
 2,000    Allegheny Cnty, PA Higher Ed Bldg Carnegie
          Mellon Univ..................................... 5.125    03/01/32       2,097,980
 2,750    Allegheny Cnty, PA Higher Ed Bldg Carnegie
          Mellon Univ..................................... 5.250    03/01/32       2,911,452
 1,360    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys
          Ser A (MBIA Insd)............................... 6.500    11/15/30       1,520,983
 3,145    Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen
          Hosp Proj Ser A................................. 5.125    04/01/35       3,247,055
 1,250    Allegheny Cnty, PA Indl Dev Auth Lease Rev
          Residential Res Inc Proj........................ 5.125    09/01/31       1,281,762
 3,000    Allegheny Cnty, PA Port Auth Spl Rev Trans (FGIC
          Insd)........................................... 5.000    03/01/29       3,125,820
 2,000    Allegheny Cnty, PA Port Auth Spl Rev Trans (MBIA
          Insd) (Prerefunded @ 3/01/09)................... 6.000    03/01/24       2,127,800
 1,300    Allegheny Cnty, PA Redev Auth Tax Increment Rev
          Robinson Mall Proj Ser A........................ 7.000    11/01/17       1,403,701
 1,000    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser RR (GNMA Collateralized)
          (AMT)........................................... 4.750    11/01/25       1,001,730
 1,775    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser TT (GNMA Collateralized) (AMT)
          (a)............................................. 4.900    11/01/26       1,797,205
 1,510    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser MM (GNMA Collateralized)
          (AMT)........................................... 5.200    05/01/33       1,551,857
 3,570    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser KK-2 (GNMA Collateralized)
          (AMT) (b)....................................... 5.750    05/01/33       3,699,127
   615    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser II-2 (GNMA Collateralized)
          (AMT)........................................... 5.800    11/01/20         640,338
   410    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser II-1 (GNMA Collateralized)
          (AMT)........................................... 5.800    05/01/21         426,740
   635    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family (GNMA Collateralized) (AMT)....... 7.100    05/01/24         635,000
   460    Allegheny Cnty, PA San Auth Swr Rev (MBIA
          Insd)........................................... 5.500    12/01/30         494,514
 1,000    Allegheny Cnty, PA San Auth Swr Rev (MBIA
          Insd)........................................... 5.750    12/01/13       1,088,380
 2,220    Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)
          (Prerefunded @ 12/01/10)........................ 5.750    12/01/17       2,423,729

See Notes to Financial Statements                                             11

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,830    Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)
          (Prerefunded @ 12/01/10)........................ 5.750%   12/01/18   $   1,997,939
 3,725    Allegheny Cnty, PA San Auth Swr Rev Rfdg Ser A
          (MBIA Insd)..................................... 5.000    12/01/30       3,955,205
 1,705    Armstrong, PA Sch Dist (XLCA Insd) (a).......... 5.250    03/15/25       1,873,693
 1,335    Bentworth, PA Sch Dist Ser B (FSA Insd)......... 5.000    03/15/28       1,427,115
 1,695    Berks Cnty, PA Muni Auth Albright College Proj
          (a)............................................. 5.500    10/01/16       1,827,481
 1,800    Berks Cnty, PA Muni Auth Albright College Proj
          (a)............................................. 5.500    10/01/17       1,936,692
 6,000    Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp &
          Med Ctr Proj (FSA Insd) (Prerefunded @
          11/01/09)....................................... 6.000    11/01/29       6,525,540
 4,460    Bethlehem, PA Auth Wtr Gtd (FSA Insd)........... 5.000    11/15/19       4,800,789
 1,000    Bradford Cnty, PA Indl Dev Auth Solid Waste Disp
          Rev Intl Paper Rfdg Ser B (AMT)................. 5.200    12/01/19       1,016,680
 1,270    Bucks Cnty, PA Auth Wtr & Swr Rev Swr Sys (AMBAC
          Insd) (a)....................................... 5.375    06/01/16       1,369,543
 1,150    Bucks Cnty, PA Wtr & Swr Rev Neshaminy
          Interceptor Ser A (AMBAC Insd) (a).............. 5.375    06/01/14       1,240,355
 1,215    Bucks Cnty, PA Wtr & Swr Rev Neshaminy
          Interceptor Ser A (AMBAC Insd) (a).............. 5.375    06/01/15       1,310,232
 1,000    Canon McMillan Sch Dist PA Ser B (FGIC Insd).... 5.500    12/01/29       1,066,430
 2,725    Carbon Cnty, PA Indl Dev Auth Panther Creek
          Partn Proj Rfdg (AMT) (LOC: Paribas & Union Bk
          of CA Intl)..................................... 6.650    05/01/10       2,869,534
 1,430    Catasauqua, PA Area Sch Dist (FSA Insd)......... 5.000    02/15/31       1,525,653
 2,100    Catasauqua, PA Area Sch Dist (FSA Insd)......... 5.000    02/15/36       2,233,791
 5,500    Central Dauphin, PA Sch Dist (FSA Insd)......... 5.000    12/01/19       5,899,685
   900    Central Dauphin, PA Sch Dist (MBIA Insd)
          (Prerefunded @ 2/01/16)......................... 6.000    02/01/19       1,057,374
 1,370    Central Greene, PA Sch Dist Rfdg Ser B (FSA
          Insd) (a)....................................... 5.000    02/15/23       1,473,695
 1,435    Central Greene, PA Sch Dist Rfdg Ser B (FSA
          Insd) (a)....................................... 5.000    02/15/24       1,540,157
 1,000    Chartiers Vly, PA Indl & Coml Dev Auth First Mtg
          Rev Asbury Hlth Ctr Rfdg........................ 6.375    12/01/19       1,038,720
 1,000    Chartiers Vly, PA Indl & Coml Dev Auth First Mtg
          Rev Asbury Hlth Ctr Rfdg........................ 6.375    12/01/24       1,039,530
 3,000    Cheltenham Twp, PA (AMBAC Insd)................. 5.000    01/01/28       3,193,980
 3,555    Chester Cnty, PA Indl Dev Auth Rev Collegium
          Charter Sch Proj Ser A (ACA Insd)............... 5.500    04/15/31       3,802,321
 1,500    Crawford Cnty, PA Hosp Auth Sr Living Fac Rev
          Westbury Utd Methodist Cmnty.................... 6.250    08/15/29       1,545,540
 1,000    Cumberland Cnty, PA Muni Auth Dickinson College
          Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)..... 5.500    11/01/30       1,072,310

 12                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$5,000    Dauphin Cnty, PA Genl Auth Hosp Rev Hapsco West
          PA Hosp Proj B Rfdg (MBIA Insd) (c)............. 6.250%   07/01/16   $   5,648,000
 2,000    Delaware Cnty, PA Auth College Cabrini College
          (Radian Insd)................................... 5.750    07/01/23       2,092,220
 2,295    Delaware Cnty, PA Auth College Neumann College
          Rfdg (a)........................................ 5.875    10/01/21       2,439,470
 2,000    Delaware Cnty, PA Auth College Neumann College
          Rfdg............................................ 6.000    10/01/31       2,120,520
 4,500    Delaware Cnty, PA Auth Rev Eastern Univ (Radian
          Insd)........................................... 4.550    10/01/36       4,487,445
 1,000    Delaware Cnty, PA Auth Rev White Horse Vlg Proj
          Rfdg Ser A (Prerefunded @ 7/01/10).............. 7.625    07/01/30       1,140,430
 9,300    Delaware Cnty, PA Indl Dev Auth Rev Wtr Facs
          Aqua PA Inc Proj Ser B (FGIC Insd) (AMT) (e).... 5.000    11/01/36       9,726,544
 1,750    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac
          (FGIC Insd) (AMT)............................... 6.000    06/01/29       1,861,527
 4,000    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua
          PA Inc Proj Ser C (FGIC Insd) (AMT)............. 5.000    02/01/35       4,167,080
 2,750    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua
          PA Inc Proj Ser A (FGIC Insd) (AMT)............. 5.000    11/01/37       2,874,025
 2,500    Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Subn
          Wtr (AMBAC Insd) (AMT).......................... 5.350    10/01/31       2,642,850
 1,230    Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev
          (MBIA Insd)..................................... 5.250    05/01/19       1,343,763
 1,480    Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev
          (MBIA Insd) (a)................................. 5.250    05/01/21       1,612,860
 1,555    Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev
          (MBIA Insd) (a)................................. 5.250    05/01/22       1,694,592
 8,000    Delaware Vly, PA Regl Fin Auth.................. 5.750    07/01/17       9,186,720
 2,000    Downingtown, PA Area Sch Dist (FSA Insd)........ 5.250    04/01/15       2,126,860
 3,600    Eastern York Sch Dist PA Ser A (FSA Insd)....... 5.000    09/01/25       3,873,420
 2,800    Erie, PA Sch Dist (AMBAC Insd) (Prerefunded @
          9/01/10) (b).................................... 5.800    09/01/29       3,024,084
 2,735    Exeter Twp, PA Sch Dist (FGIC Insd)............. 5.000    05/15/25       2,909,055
 6,980    Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg
          (FHA Gtd)....................................... 7.000    08/01/22       7,027,673
 1,000    Fayette Cnty, PA (AMBAC Insd) (Prerefunded @
          11/15/10)....................................... 5.625    11/15/28       1,077,620
 6,575    Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd)
          (a)............................................. 5.000    07/15/21       7,031,699
 1,000    Harveys Lake Genl Muni Auth PA College Rev
          College Misericordia Proj (ACA Insd)............ 6.000    05/01/19       1,052,110
 2,345    Jenkintown, PA Sch Dist Ser A (FGIC Insd)....... 5.000    05/15/28       2,447,992
 1,985    Jim Thorpe, PA Area Sch Dist (FSA Insd) (a)..... 5.000    03/15/25       2,116,943
 3,500    Lancaster, PA Higher Ed Auth Rev Franklin &
          Marshall College................................ 5.000    04/15/22       3,737,720

See Notes to Financial Statements                                             13

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,000    Lebanon Cnty, PA Hlth Fac Pleasant View Auth
          Hlth Ctr Rev Retirement Ser A................... 5.125%   12/15/20   $   1,018,560
 1,510    Lehigh Cnty, PA Gen Purp Auth Cedar Crest
          College Rfdg (Radian Insd)...................... 5.000    04/01/26       1,586,904
 2,000    Lehigh Cnty, PA Gen Purp Auth Rev Good Shepherd
          Grp Ser A....................................... 5.500    11/01/24       2,137,980
 1,000    Lehigh Cnty, PA Gen Purp Auth Rev Good Shepherd
          Grp Ser A....................................... 5.625    11/01/34       1,073,290
 1,800    Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
          Lukes Bethlehem................................. 5.250    08/15/23       1,892,610
 1,750    Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
          Lukes Bethlehem................................. 5.375    08/15/33       1,845,410
 1,500    Lehigh Northampton, PA Arpt Ser A (MBIA Insd)
          (AMT)........................................... 6.000    05/15/25       1,603,920
 2,700    Lehigh Northampton, PA Arpt Ser A (MBIA Insd)
          (AMT)........................................... 6.000    05/15/30       2,887,056
 1,240    Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys
          Rfdg Ser A (MBIA Insd) (AMT) (a)................ 5.000    01/01/20       1,303,538
 1,360    Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys
          Rfdg Ser A (MBIA Insd) (AMT) (a)................ 5.000    01/01/22       1,423,947
   675    Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys
          Rfdg Ser A (MBIA Insd) (AMT).................... 5.000    01/01/23         705,321
 2,050    Luzerne Cnty, PA Ser A (MBIA Insd).............. 5.250    11/15/19       2,223,737
 8,290    Luzerne Cnty, PA Ser A (MBIA Insd).............. 5.250    11/15/25       8,877,678
 6,650    Lycoming Cnty, PA Auth College Rev PA College of
          Technology (AMBAC Insd)......................... 5.350    07/01/26       7,037,629
 5,000    Lycoming Cnty, PA Auth College Rev PA College of
          Technology (AMBAC Insd)......................... 5.375    07/01/30       5,298,600
 1,000    Mercer Cnty, PA (FGIC Insd)..................... 5.500    10/01/15       1,081,610
 5,000    Mercer Cnty, PA Indl Dev Auth Wtr Fac Sub Corp
          (MBIA Insd) (AMT)............................... 6.000    07/01/30       5,364,900
 3,755    Mifflin Cnty, PA Ser A (FGIC Insd) (a).......... 5.000    09/01/31       3,923,600
 1,000    Mifflin Cnty, PA Hosp Auth Rev (Radian Insd).... 6.200    07/01/25       1,097,530
 2,500    Mifflin Cnty, PA Hosp Auth Rev (Radian Insd).... 6.200    07/01/30       2,739,775
 3,000    Monroe County, PA Hosp Auth Rev Hosp Pocono Med
          Ctr............................................. 6.000    01/01/43       3,247,080
 6,500    Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp
          Rev Abington Mem Hosp Ser A..................... 5.125    06/01/32       6,775,990
 4,685    Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
          Arcadia Univ (Radian Insd) (a).................. 5.000    04/01/21       4,975,751
 5,000    Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
          Arcadia Univ (Radian Insd)...................... 5.000    04/01/27       5,250,700
 2,000    Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
          Arcadia Univ (Radian Insd)...................... 5.000    04/01/36       2,103,440
 5,000    Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
          Dickinson College Proj Ser FF-1 (CIFG Insd)..... 5.000    05/01/28       5,328,850

 14                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$3,900    Montgomery Cnty, PA Indl Dev Auth Rev Res Rec
          Montenay Proj Ser A (MBIA Insd)................. 5.250%   11/01/14   $   4,306,224
 4,000    Moon Area Sch Dist PA (FSA Insd)................ 5.000    11/15/25       4,283,600
 2,345    Moon Indl Dev Auth PA Ed Fac Rev Ellis Sch Proj
          (Prerefunded @ 3/01/09)......................... 5.800    03/01/25       2,458,967
 1,500    Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp
          Ser A........................................... 5.625    07/01/32       1,601,640
   630    New Castle, PA San Auth Swr Rfdg (MBIA Insd).... 5.000    06/01/24         649,864
 1,225    Northampton Twp, PA (FGIC Insd) (a)............. 5.375    05/15/15       1,311,571
 4,300    North Hills, PA Sch Dist (FSA Insd) (a)......... 5.250    12/15/26       4,712,413
 2,625    Norwin, PA Sch Dist (FSA Insd).................. 5.000    04/01/35       2,794,208
 2,100    Owen J. Roberts Sch Dist PA (FSA Insd).......... 5.000    05/15/27       2,250,507
 1,000    Pennsylvania Econ Dev Fin Auth Res Recovery Rev
          Colver Proj Rfdg Ser G (AMT).................... 5.125    12/01/15       1,006,380
 1,000    Pennsylvania Econ Dev Fin Auth Solid Waste Disp
          Rev Waste Mgmt Inc Proj Ser A (AMT)............. 5.100    10/01/27       1,037,280
 1,450    Pennsylvania Econ Dev Fin York Wtr Co Proj Ser A
          (XLCA Insd) (AMT)............................... 5.000    04/01/16       1,540,118
 3,500    Pennsylvania Hsg Fin Agy Ser 94-A (AMT)......... 5.100    10/01/31       3,615,045
   985    Pennsylvania Hsg Fin Agy Single Family Mtg Ser
          90A (AMT)....................................... 4.700    10/01/25         992,151
   520    Pennsylvania Hsg Fin Agy Single Family Mtg Ser
          66A (AMT)....................................... 5.650    04/01/29         526,412
 2,500    Pennsylvania St Higher Ed Fac Auth Rev Allegheny
          College......................................... 4.800    05/01/36       2,556,500
 1,000    Pennsylvania St Higher Ed Fac Auth Rev Clarion
          Univ Fndtn Inc Ser A (XLCA Insd)................ 5.000    07/01/28       1,048,710
 1,500    Pennsylvania St Higher Ed Fac Auth Rev Clarion
          Univ Fndtn Inc Ser A (XLCA Insd)................ 5.000    07/01/33       1,569,510
 1,500    Pennsylvania St Higher Ed Fac Auth Rev Clarion
          Univ Fndtn Inc Ser A (XLCA Insd)................ 5.250    07/01/18       1,622,370
 3,000    Pennsylvania St Higher Ed Fac Auth Rev Drexel
          Univ (a)........................................ 5.500    05/01/16       3,252,930
 4,000    Pennsylvania St Higher Ed Fac Auth Rev Drexel
          Univ (a)........................................ 5.500    05/01/17       4,347,240
 1,000    Pennsylvania St Higher Ed Fac Auth Rev Geneva
          College Proj.................................... 6.125    04/01/22       1,076,560
 5,500    Pennsylvania St Higher Ed Fac Auth Rev La Salle
          Univ............................................ 5.500    05/01/34       5,774,780
 1,300    Pennsylvania St Higher Ed Fac Auth Rev Lycoming
          College Assn Indpt (Radian Insd)................ 5.250    11/01/19       1,400,815
 3,000    Pennsylvania St Higher Ed Fac Auth Rev Messiah
          College Ser AA3 (Radian Insd)................... 5.500    11/01/22       3,263,790
 1,000    Pennsylvania St Higher Ed Fac Auth Rev PA
          Univ............................................ 5.000    06/01/35       1,024,450
 2,335    Pennsylvania St Higher Ed Fac Auth Rev Slippery
          Rock Univ Fndtn Ser A (XLCA Insd) (a)........... 5.000    07/01/22       2,500,061

See Notes to Financial Statements                                             15

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$2,570    Pennsylvania St Higher Ed Fac Auth Rev Slippery
          Rock Univ Fndtn Ser A (XLCA Insd) (a)........... 5.000%   07/01/24   $   2,738,104
 2,835    Pennsylvania St Higher Ed Fac Auth Rev Slippery
          Rock Univ Fndtn Ser A (XLCA Insd) (a)........... 5.000    07/01/26       3,014,059
 4,770    Pennsylvania St Higher Ed Fac Auth Rev Thomas
          Jefferson Univ.................................. 5.375    01/01/25       5,104,854
 6,000    Pennsylvania St Higher Ed Fac Auth Rev Univ
          Sciences PA Ser A (XLCA Insd)................... 5.000    11/01/36       6,333,540
 6,600    Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth
          Sys Ser A (FSA Insd)............................ 5.000    08/01/29       6,809,022
 7,850    Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth
          Sys Ser A....................................... 6.000    01/15/31       8,578,716
 3,500    Pennsylvania St Tpk Com Tpk Rev Ser A
          (AMBAC Insd).................................... 5.000    12/01/26       3,757,495
 1,200    Pennsylvania St Tpk Com Tpk Rev Ser A (AMBAC
          Insd)........................................... 5.250    12/01/21       1,314,840
 4,505    Pennsylvania St Tpk Com Tpk Rev Rfdg Ser T (FGIC
          Insd)........................................... 5.500    12/01/13       5,031,950
 2,000    Pennsylvania St Univ............................ 5.000    09/01/29       2,129,860
 4,000    Pennsylvania St Univ............................ 5.000    09/01/35       4,247,560
 1,390    Pennsylvania St Univ Rfdg....................... 5.250    08/15/14       1,538,827
 1,970    Pennsylvania St Univ Rfdg....................... 5.250    03/01/18       2,134,534
 1,550    Perkiomen Vly Sch Dist PA Ser A (FSA Insd)
          (Prerefunded @ 3/01/14)......................... 5.250    03/01/28       1,707,697
 3,000    Philadelphia, PA (FSA Insd)..................... 5.000    03/15/28       3,083,760
 3,000    Philadelphia, PA (FSA Insd)..................... 5.250    09/15/25       3,167,400
 1,250    Philadelphia, PA Arpt Rev Ser A (MBIA Insd)
          (AMT)........................................... 5.000    06/15/23       1,316,100
 4,000    Philadelphia, PA Auth Indl Ser B (FSA Insd)..... 5.125    10/01/26       4,229,800
11,160    Philadelphia, PA Auth Indl Ser B (FSA Insd)..... 5.500    10/01/17      12,161,498
 4,005    Philadelphia, PA Auth Indl Dev Amern College of
          Physicians (a).................................. 5.500    06/15/27       4,177,375
 2,250    Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj
          Ser A (FGIC Insd) (AMT)......................... 5.125    07/01/19       2,365,448
 2,500    Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj
          Ser A (FGIC Insd) (AMT)......................... 5.250    07/01/28       2,638,800
 1,700    Philadelphia, PA Gas Wks Rev Ser 18 (AGL
          Insd)........................................... 5.250    08/01/21       1,838,533
 3,500    Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance
          Ser 17 (FSA Insd)............................... 5.375    07/01/19       3,811,010
 5,000    Philadelphia, PA Gas Wks Rev Ser 2 (FSA Insd)... 5.250    07/01/29       5,229,750
 4,080    Philadelphia, PA Gas Wks Rev Twelfth Ser B (MBIA
          Insd) (c)....................................... 7.000    05/15/20       4,933,210
 1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
          Chestnut Hill College........................... 6.000    10/01/29       1,024,470

 16                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,455    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
          Cmnty College Rfdg Ser B (MBIA Insd) (a)........ 6.500%   05/01/09   $   1,554,377
 1,645    Philadelphia, PA Pkg Auth Rev Ser A (AMBAC
          Insd)........................................... 5.250    02/15/29       1,708,875
 4,675    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans Ser A (FGIC Insd)......................... 5.250    04/15/12       5,044,045
 1,905    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans Ser A (FGIC Insd)......................... 5.500    04/15/16       2,075,917
   500    Pittsburgh & Allegheny Cnty, PA Pub Aud Hotel
          Room (AMBAC Insd)............................... 5.125    02/01/35         520,690
16,000    Pittsburgh & Allegheny Cnty, PA Pub Aud Regl
          Asset Dist Sales Tax (AMBAC Insd)............... 5.000    02/01/24      16,606,240
 4,990    Pittsburgh & Allegheny Cnty, PA Pub Aud Regl
          Asset Dist Sales Tax (AMBAC Insd)............... 5.000    02/01/29       5,176,776
 4,860    Pittsburgh, PA Ser A (AMBAC Insd) (Prerefunded @
          3/01/12)........................................ 5.500    09/01/17       5,312,077
 5,140    Pittsburgh, PA Ser A (AMBAC Insd)............... 5.500    09/01/17       5,577,363
 2,000    Pittsburgh, PA Ser A (FGIC Insd) (Prerefunded @
          9/01/09)........................................ 5.750    09/01/21       2,114,460
 3,000    Pittsburgh, PA Ser A (FGIC Insd) (Prerefunded @
          9/01/09)........................................ 5.750    09/01/22       3,171,690
 2,215    Pittsburgh, PA Pub Pkg Auth Rev Rfdg Ser A (FGIC
          Insd)........................................... 5.000    12/01/25       2,367,436
 5,000    Pittsburgh, PA Rfdg Ser B (FSA Insd)............ 5.250    09/01/17       5,582,150
 1,000    Pittsburgh, PA Urban Redev Auth Cent Triangle
          Tax Increment Ser A............................. 6.100    05/01/19       1,051,970
 1,755    Pittsburgh, PA Urban Redev Auth Mtg Rev Ser A
          (GNMA Collateralized) (AMT)..................... 5.000    10/01/36       1,797,418
 1,495    Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C
          (GNMA Collateralized) (AMT)..................... 5.700    04/01/30       1,523,883
 3,505    Pittsburgh, PA Wtr & Swr Sys Rev First Lien
          (MBIA Insd) (a)................................. 5.000    09/01/23       3,745,969
 1,500    Radnor Twp, PA Sch Dist Ser B (FSA Insd)........ 5.000    02/15/28       1,600,410
 2,000    Rostraver Twp, PA (AMBAC Insd) (Prerefunded @
          7/01/10)........................................ 5.500    07/01/24       2,136,780
 1,000    Saxonburg, PA Area Auth Swr & Wtr Rev (AGL
          Insd)........................................... 5.000    03/01/30       1,063,180
 1,500    Saxonburg, PA Area Auth Swr & Wtr Rev (AGL
          Insd)........................................... 5.000    03/01/35       1,590,000
 4,390    Souderton, PA Area Sch Dist (FGIC Insd)......... 5.000    11/15/22       4,713,060
 1,000    Southcentral, PA Gen Auth Rev Hanover Hosp Inc
          (Radian Insd)................................... 5.000    12/01/30       1,052,530
 4,100    Southcentral, PA Gen Auth Rev Wellspan (MBIA
          Insd) (Prerefunded @ 5/15/11) (a)............... 5.375    05/15/28       4,437,922
   900    Southcentral, PA Gen Auth Rev Wellspan (MBIA
          Insd) (a)....................................... 5.375    05/15/28         970,065

See Notes to Financial Statements                                             17

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,000    State Pub Sch Bldg Auth PA Delaware Cnty College
          Proj (MBIA Insd) (Prerefunded @ 10/01/10)....... 5.750%   10/01/16   $   1,079,940
 1,970    State Pub Sch Bldg Auth PA Montgomery Cnty Cmnty
          College Proj (AMBAC Insd) (a)................... 5.000    05/01/23       2,101,261
   895    State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
          (FGIC Insd) (a)................................. 5.250    11/01/23         972,391
 2,360    State Pub Sch Bldg Auth PA Sch Rev Jefferson
          Cnty Dubois Tech Sch (FGIC Insd) (a)............ 5.375    02/01/23       2,597,369
 1,600    State Pub Sch Bldg Auth PA Sch Rev Lease
          Colonial Inter Unit 20 (FGIC Insd).............. 5.000    05/15/30       1,697,504
 1,270    State Pub Sch Bldg Auth PA Sch Tuscarora Sch
          Dist Proj (FSA Insd) (Prerefunded @ 4/01/13)
          (a)............................................. 5.250    04/01/21       1,388,694
 5,500    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
          Ser D........................................... 5.375    01/01/18       5,502,695
 2,140    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
          Ser A (AMBAC Insd) (AMT)........................ 5.375    01/01/21       2,278,693
 5,205    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
          Ser A (AMBAC Insd) (AMT)........................ 5.375    01/01/23       5,530,729
 2,545    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
          Ser A (AMBAC Insd) (AMT) (a).................... 5.500    01/01/18       2,735,824
 1,950    Swarthmore Boro Auth PA College................. 5.250    09/15/18       2,104,401
 2,850    Trinity Area Sch Dist PA (FGIC Insd)............ 5.250    11/01/20       3,106,472
 1,820    Twin Vly, PA Sch Dist (FSA Insd) (a)............ 5.250    04/01/26       1,991,298
 1,000    Union Cnty, PA Higher Ed Fac Auth Bucknell Univ
          Ser A........................................... 5.250    04/01/19       1,084,510
 1,000    Union Cnty, PA Higher Ed Fac Auth Bucknell Univ
          Ser A........................................... 5.250    04/01/21       1,082,440
   500    Union Cnty, PA Higher Ed Fac Auth Bucknell Univ
          Ser A........................................... 5.250    04/01/22         541,220
 2,300    Union Cnty, PA Hosp Auth Hosp Rev Evangelical
          Cmnty Hosp (Radian Insd)........................ 5.250    08/01/24       2,441,795
 1,285    Unity Twp, PA Muni Auth Swr Rev (FSA Insd)...... 5.000    12/01/24       1,368,846
 5,850    Washington Cnty, PA Ser A (AMBAC Insd).......... 5.125    09/01/27       6,189,066
 3,418    Westmoreland Cnty, PA Muni Auth Svc Rev (FSA
          Insd) (e)....................................... 5.250    08/15/24       3,723,504
 6,480    Westmoreland Cnty, PA Muni Auth Svc Rev (FSA
          Insd) (e)....................................... 5.250    08/15/27       7,060,505
 3,822    Westmoreland Cnty, PA Muni Auth Svc Rev
          (FSA Insd) (e).................................. 5.250    08/15/28       4,164,446
 6,000    West Shore, PA Area Hosp Auth Holy Spirit Hosp
          Proj............................................ 6.250    01/01/32       6,448,800
 1,485    York Cnty, PA (MBIA Insd)....................... 5.000    06/01/23       1,593,034
 1,000    York Cnty, PA (MBIA Insd)....................... 5.000    06/01/26       1,068,040
 2,200    York Cnty, PA (MBIA Insd)....................... 5.000    06/01/29       2,346,256
 2,200    York Cnty, PA (MBIA Insd)....................... 5.000    06/01/33       2,341,108

 18                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$4,000    York Cnty, PA Indl Dev Auth Wtr Co Proj (FGIC
          Insd) (AMT)..................................... 4.750%   10/01/36   $   4,051,320
 1,240    York Cnty, PA Sch Technology Auth Lease Rev
          (FGIC Insd)..................................... 5.375    02/15/18       1,350,794
   500    York Cnty, PA Sch Technology Auth Lease Rev
          (FGIC Insd)..................................... 5.500    02/15/22         546,245
 1,000    York Cnty, PA Sch Technology Auth Lease Rev
          (FGIC Insd)..................................... 5.500    02/15/23       1,092,490
                                                                               -------------
                                                                                 598,691,756
                                                                               -------------
          GUAM  0.4%
 1,585    Guam Intl Arpt Auth Gen Ser B (MBIA Insd)....... 5.250    10/01/21       1,726,097
                                                                               -------------

          PUERTO RICO  4.6%
 2,500    Childrens Tr Fd PR Tob Settlement Rev Asset
          Bkd............................................. 5.500    05/15/39       2,621,925
 5,000    Childrens Tr Fd PR Tob Settlement Rev Asset
          Bkd............................................. 5.625    05/15/43       5,269,200
 4,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
          Rfdg Ser Y (FSA Insd)........................... 6.250    07/01/21       5,024,200
 5,000    Puerto Rico Comwlth Infrastructure Fin Auth Spl
          Ser B........................................... 5.000    07/01/41       5,219,450
                                                                               -------------
                                                                                  18,134,775
                                                                               -------------
          U.S. VIRGIN ISLANDS  2.0%
 1,500    University Virgin Islands Impt Ser A............ 5.375    06/01/34       1,587,750
 3,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A (ACA Insd) (Prerefunded @
          10/01/10)....................................... 6.125    10/01/29       3,303,300
 1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A..................................... 6.375    10/01/19       1,101,290
 1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A (Prerefunded @ 10/01/10)............ 6.500    10/01/24       1,667,955
                                                                               -------------
                                                                                   7,660,295
                                                                               -------------
TOTAL INVESTMENTS  159.2%
  (Cost $592,607,748).......................................................     626,212,923
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
HELD  (4.4%)
  (Cost ($17,265,000))
(17,265)  Notes with interest rates ranging from 3.600% to 3.620% at October
          31, 2006 and contractual maturities of collateral ranging from
          2024 to 2036 (see Note 1)(d)......................................     (17,265,000)
                                                                               -------------
TOTAL NET INVESTMENTS  154.8%
  (Cost $575,342,748).......................................................     608,947,923
OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%.................................       4,698,283

See Notes to Financial Statements                                             19

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

DESCRIPTION                                                                            VALUE
------------------------------------------------------------------------------------------------
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (56.0%).....................   $(220,267,153)
                                                                                   -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..................................   $ 393,379,053
                                                                                   =============

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) The Trust owns 100% of the outstanding bond issuance.

(b) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

(c) Escrowed to Maturity

(d) Floating rate notes. The interest rate shown reflects the rates in effect at October 31, 2006.

(e) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

ACA--American Capital Access

AGL--Assured Guarantee Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

SWAP AGREEMENTS OUTSTANDING AS OF OCTOBER 31, 2006:

INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                         NOTIONAL    UNREALIZED
                                             FLOATING   FIXED   EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX    RATE      RATE      DATE       (000)     DEPRECIATION
JP Morgan               USD-BMA Municipal
  Chase Bank, N.A.      Swap Index           Receive    4.096%   12/15/26    $24,600      $(722,985)
                                                                                        =============

FUTURES CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, December 2006 (Current
  Notional Value of $108,219 per contract)..................     194         $(179,270)
                                                                 ===         =========

 20                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2006

ASSETS:
Total Investments (Cost $592,607,748).......................  $626,212,923
Receivables:
  Interest..................................................     9,325,448
  Investments Sold..........................................       210,000
Other.......................................................        87,640
                                                              ------------
    Total Assets............................................   635,836,011
                                                              ------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................    17,265,000
  Custodian Bank............................................     2,379,072
  Investment Advisory Fee...................................       285,008
  Variation Margin on Futures...............................        90,938
  Income Distributions--Common Shares.......................        68,461
  Other Affiliates..........................................        22,131
Trustees' Deferred Compensation and Retirement Plans........     1,216,041
Swap Contracts..............................................       722,985
Accrued Expenses............................................       140,169
                                                              ------------
    Total Liabilities.......................................    22,189,805
Preferred Shares (including accrued distributions)..........   220,267,153
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $393,379,053
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($393,379,053 divided by
  24,608,103 shares outstanding)............................  $      15.99
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 24,608,103 shares issued and
  outstanding)..............................................  $    246,081
Paid in Surplus.............................................   360,424,248
Net Unrealized Appreciation.................................    32,702,920
Accumulated Net Realized Gain...............................       529,133
Accumulated Undistributed Net Investment Income.............      (523,329)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $393,379,053
                                                              ============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 8,800 issued with liquidation preference of
  $25,000 per share)........................................  $220,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $613,379,053
                                                              ============

See Notes to Financial Statements                                             21

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended October 31, 2006

INVESTMENT INCOME:
Interest....................................................  $27,780,659
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    3,105,451
Preferred Share Maintenance.................................      559,305
Merger Costs................................................      340,753
Trustees' Fees and Related Expenses.........................      157,797
Accounting and Administrative Expenses......................      104,846
Professional Fees...........................................      104,504
Transfer Agent Fees.........................................       77,654
Reports to Shareholders.....................................       71,952
Custody.....................................................       58,770
Registration Fees...........................................       15,770
Interest and Residual Trust Expenses........................      398,197
Other.......................................................       22,960
                                                              -----------
    Total Expenses..........................................    5,017,959
    Less Credits Earned on Cash Balances....................        4,587
                                                              -----------
    Net Expenses............................................    5,013,372
                                                              -----------
NET INVESTMENT INCOME.......................................  $22,767,287
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,281,328
  Futures...................................................      546,067
  Swap Contracts............................................     (842,688)
                                                              -----------
Net Realized Gain...........................................      984,707
                                                              -----------
Net Unrealized Appreciation/Depreciation During the Period:
    Investments.............................................    7,087,620
    Futures.................................................     (645,335)
    Swap Contracts..........................................     (722,985)
                                                              -----------
Net Unrealized Appreciation During the Period...............    5,719,300
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 6,704,007
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(7,509,813)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $21,961,481
                                                              ===========

 22                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                              FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2006    OCTOBER 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................   $  22,767,287        $ 4,635,419
Net Realized Gain.......................................         984,707          1,057,108
Net Unrealized Appreciation/Depreciation During the
  Period................................................       5,719,300         (3,054,235)
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (7,232,818)          (959,872)
  Net Realized Gain.....................................        (276,995)           (31,280)
                                                           -------------        -----------
Change in Net Assets Applicable to Common Shares from
  Operations............................................      21,961,481          1,647,140

Distributions to Common Shareholders:
  Net Investment Income.................................     (16,356,750)        (3,914,774)
  Net Realized Gain.....................................      (1,065,531)          (299,032)
                                                           -------------        -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................       4,539,200         (2,566,666)

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through Merger.....     317,870,416                -0-
                                                           -------------        -----------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................     322,409,616         (2,566,666)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................      70,969,437         73,536,103
                                                           -------------        -----------
End of the Period (Including accumulated undistributed
  net investment income of $(523,329) and $324,108,
  respectively).........................................   $ 393,379,053        $70,969,437
                                                           =============        ===========

See Notes to Financial Statements                                             23

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------
                                              2006      2005      2004      2003      2002
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 15.85   $ 16.43   $ 16.20   $ 16.12   $ 16.04
                                             -------   -------   -------   -------   -------
  Net Investment Income....................     1.00(a)    1.03     1.06      1.10      1.14
  Net Realized and Unrealized Gain/Loss....     0.23     (0.45)     0.39      0.12      0.08
  Common Share Equivalent of Distributions
  Paid to Preferred Shareholders:
    Net Investment Income..................    (0.32)    (0.21)    (0.11)    (0.10)    (0.15)
    Net Realized Gain......................    (0.01)    (0.01)    (0.01)     0.00      0.00
                                             -------   -------   -------   -------   -------
Total From Investment Operations...........     0.90      0.36      1.33      1.12      1.07
Distributions Paid to Common Shareholders:
    Net Investment Income..................    (0.72)    (0.87)    (1.00)    (1.04)    (0.99)
    Net Realized Gain......................    (0.04)    (0.07)    (0.10)     0.00      0.00
                                             -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD.........  $ 15.99   $ 15.85   $ 16.43   $ 16.20   $ 16.12
                                             =======   =======   =======   =======   =======

Common Share Market Price at End of the
  Period...................................  $ 13.87   $ 14.26   $ 15.58   $ 16.05   $ 15.85
Total Return (b)...........................    2.77%    -2.70%     4.15%     8.07%    11.76%
Net Assets Applicable to Common Shares at
  End of the Period (In millions)..........  $ 393.4   $  71.0   $  73.5   $  72.5   $  72.1
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (c)..........    1.41%     1.41%     1.51%     1.53%     1.60%
Ratio of Net Investment Income to Average
  Net Assets Applicable to Common Shares
  (c)......................................    6.40%     6.37%     6.50%     6.76%     7.22%
Portfolio Turnover.........................      20%       27%       18%       23%       16%

SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
  Residual Trust Expenses) to Average Net
  Assets Applicable to Common Shares (c)...    1.30%     1.41%     1.51%     1.53%     1.60%
Ratio of Expenses (Excluding Interest and
  Residual Trust Expenses) to Average Net
  Assets Including Preferred Shares (c)....    0.82%     0.87%     0.93%     0.95%     0.98%
Ratio of Expenses to Average Net Assets
  Including Preferred Shares (c)...........    0.90%     0.87%     0.93%     0.95%     0.98%
Ratio of Net Investment Income to Average
  Net Assets Applicable to Common Shares
  (d)......................................    4.36%     5.05%     5.85%     6.13%     6.26%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.........    8,800     1,800     1,800     1,800     1,800
Asset Coverage Per Preferred Share (e).....  $69,733   $64,436   $65,858   $65,259   $65,061
Involuntary Liquidating Preference Per
  Preferred Share..........................  $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share...  $25,000   $25,000   $25,000   $25,000   $25,000

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

 24                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pennsylvania Value Municipal Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in Pennsylvania municipal securities rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on April 30, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At October 31, 2006, the Trust had no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

    At October 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $574,638,178
                                                              ============
Gross tax unrealized appreciation...........................  $ 34,309,745
Gross tax unrealized depreciation...........................           -0-
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 34,309,745
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended October 31, 2006 and 2005, was as follows:

                                                                 2006           2005
Distributions paid from:
  Ordinary income...........................................  $   294,810    $       --
  Tax-exempt income.........................................   23,223,650     4,869,836
  Long-term capital gain....................................    1,103,706       330,312
                                                              -----------    ----------
                                                              $24,622,166    $5,200,148
                                                              ===========    ==========

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences related to excise taxes and merger costs which are not deductible for tax purposes totaling $7,502 and $340,753, respectively, have been reclassified from accumulated undistributed net investment income to paid in surplus. Additionally, a permanent difference relating to book to tax accretion differences totaling $12,003 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $114,587
Undistributed tax-exempt income.............................     390,577
Undistributed long-term capital gain........................     162,938

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book and gains and losses recognized for tax purposes on open futures transactions on October 31, 2006.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" in the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At October 31, 2006, Trust investments with a value of $24,674,999 are held by the dealer trusts and serve as collateral for the $17,265,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at October 31, 2006 are presented on the Portfolio of Investments.

G. EXPENSE REDUCTIONS During the year ended October 31, 2006, the Trust's custody and accounting fees were reduced by $4,466 and $121, respectively, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. Effective December 1, 2006, the Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. This waiver is voluntary and can be discontinued at any time.

    For the year ended October 31, 2006, the Trust recognized expenses of approximately $27,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the year ended October 31, 2006, the Trust recognized expenses of

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

approximately $78,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the years ended October 31, 2006 and 2005, transactions in common shares were as follows:

                                                             YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2006    OCTOBER 31, 2005
Beginning Shares........................................      4,476,965          4,476,965
Shares Issued Through Merger............................     20,131,138                -0-
                                                             ----------          ---------
Ending Shares...........................................     24,608,103          4,476,965
                                                             ==========          =========

    On December 2, 2005, the Trust acquired all of the assets and liabilities of the Van Kampen Advantage Pennsylvania Municipal Income Trust (ticker symbol
VAP), Pennsylvania Quality Municipal Income Trust (ticker symbol VPQ) and Trust for Investment Grade Pennsylvania Municipals (ticker symbol VTP) through a tax free reorganization approved by VAP, VPQ and VTP shareholders on November 22, 2005. The Trust issued 20,131,138 common shares with a net asset value of $317,870,416 and 7,000 Auction Preferred Shares (APS) with a liquidation value of $175,000,000 in exchange for VAP's, VPQ's, and VTP's net assets. The shares of VAP were converted into Trust shares at a ratio of 1.005624 to 1 and 1 to 1, for common shares and APS, respectively. The shares of VPQ were converted into Trust shares at a ratio of 1.002660 to 1 and 1 to 1, for common shares and APS, respectively. The shares of VTP were converted into Trust shares at a ratio of
1.002103 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of VAP, VPQ and VTP as of December 2, 2005 was $22,548,134. The Trust assumed VAP's, VPQ's, and VTP's book to tax accretion differences, which resulted in a $409,362 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable to common shares on the day of reorganization were $388,563,174 and combined net assets including preferred shares were $608,563,174. Included in these net assets was a deferred compensation and retirement plan balance of $770,770 which is included with accumulated undistributed net investment income. Additionally, included in these net assets were gains or losses of $181,794 recognized

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

for tax purposes on open futures transactions at December 2, 2005, which are included with accumulated net realized gain. The Trust incurred merger expenses of $340,753, which represent costs related to the preparation, printing, and distribution of the Proxy Statement/ Prospectus, Reorganization Agreement and registration statements as well as legal, audit, and filing fees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $128,424,431 and $107,513,362, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

    Transactions in futures contracts for the year ended October 31, 2006 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2005.............................      245
Futures Opened..............................................    4,149
Futures Closed..............................................   (4,200)
                                                               ------
Outstanding at October 31, 2006.............................      194
                                                               ======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE INVESTMENTS The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

As of October 31, 2006, the Trust has outstanding 8,800 APS. Series A contains 1,800 shares, Series B contains 1,600 shares, Series C contains 2,600 shares, and Series D contains 2,800 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, while Series B, Series C, and Series D are generally reset every 28 days through an auction process. The average rate in effect on October 31, 2006 was 3.572%. During the year ended October 31, 2006, the rates ranged from 2.600% to 5.250%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006. The impact to the Trust's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Van Kampen Pennsylvania Value Municipal Income Trust

We have audited the accompanying statement of assets and liabilities of Van Kampen Pennsylvania Value Municipal Income Trust (the "Trust"), including the portfolio of investments, as of October 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Pennsylvania Value Municipal Income Trust as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
January 11, 2007

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN

    The dividend reinvestment plan offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of your trust. Under the plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your trust, allowing you to potentially increase your investment over time.

PLAN BENEFITS

    - ADD TO YOUR ACCOUNT

      You may increase your shares in your trust easily and automatically with the dividend reinvestment plan.

    - LOW TRANSACTION COSTS

      Shareholders who participate in the plan are able to buy shares at below-market prices when the trust is trading at a premium to its net asset value. In addition, transaction costs are low because when new shares are issued by the trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the brokerage commission is shared among all participants.

    - CONVENIENCE

      You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account.

    - SAFEKEEPING

      Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping, which provides added protection against loss, theft, or inadvertent destruction of certificates. However, you may request that a certificate representing your reinvested shares be issued to you.

HOW DOES THE PLAN WORK?

    If you choose to participate in the plan, your dividends and capital gains distributions will be promptly reinvested for you, automatically increasing your shares. If your trust is trading at a share price that is equal to its net asset value (NAV), you'll pay that amount for your reinvested shares. However, if your trust is trading above or below its NAV, the price is determined by one of two ways:

       1. PREMIUM If your trust is trading at a premium -- a market price that is higher than its NAV -- you'll pay either the NAV or 95 percent of the market price, whichever is greater. When your trust trades at a premium, you'll pay less for your reinvested shares than an ordinary investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN continued

       2. DISCOUNT If your trust is trading at a discount -- a market price that is lower than its NAV -- you'll pay the market price for your reinvested shares.

HOW TO PARTICIPATE IN THE PLAN

    If you own shares in your own name, you can participate directly in the plan. If your shares are held in "street name" -- in the name of your brokerage firm, bank, or other financial institution -- you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the plan.

    If you choose to participate in the plan, whenever your trust declares a dividend or capital gains distribution, it will be invested in additional shares of your trust that are purchased on the open market.

HOW TO ENROLL

    To enroll in the Dividend Reinvestment Plan please visit vankampen.com or call (800) 341-2929 or notify us in writing at the address below.

                          Van Kampen Closed-End Funds
                       Computershare Trust Company, N.A.
                                   P.O. Box 43011
                             Providence, RI 02940-3011
Please include your trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the "record date," which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the plan will begin with the following dividend or distribution.

COSTS OF THE PLAN

    There is no direct charge to you for reinvesting dividends and capital gains distributions because the plan's fees are paid by your trust. If your trust is trading at or above its NAV, your new shares are issued directly by the trust and there are no brokerage charges or commissions. However, if your trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any brokerage commissions. These brokerage commissions are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN continued

blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

TAX IMPLICATIONS

    The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

HOW TO WITHDRAW FROM THE PLAN

    To withdraw from the Dividend Reinvestment Plan please visit vankampen.com or call (800) 341-2929 or notify us in writing at the address below.

                          Van Kampen Closed-End Funds
                       Computershare Trust Company, N.A.
                                   P.O. Box 43011
                             Providence, RI 02940-3011
All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have two choices for receiving your shares:

    - CERTIFICATE

    We will issue a certificate for the full shares and send you a check for any fractional shares without a charge.

    - CHECK

    We will sell all full and fractional shares and send the proceeds to your address of record after deducting brokerage commissions and a $2.50 service fee.

    The Trust and Computershare Trust Company, N.A. may amend or terminate the plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by your trust.

    TO OBTAIN A COMPLETE COPY OF THE DIVIDEND REINVESTMENT PLAN, PLEASE CALL OUR CLIENT RELATIONS DEPARTMENT AT 800-341-2929 OR VISIT VANKAMPEN.COM.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended October 31, 2006. The Trust designated 99.8% of the income distributions as a tax-exempt income distribution. The Trust designated and paid $1,103,706 as a long-term capital gain distribution. In January, the Trust provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

RESULTS OF SHAREHOLDER VOTES

With regard to the approval of the issuance of additional Common shares of the Trust, a meeting was held on November 22, 2005, and the results of the votes from the Common shareholders are as follows:

                                                               # OF SHARES
                                                ------------------------------------------
                                                IN FAVOR          AGAINST         WITHHELD
------------------------------------------------------------------------------------------
Common........................................  2,238,707         156,968          98,702

The Annual Meeting of the Shareholders of the Trust was held on June 23, 2006, where shareholders voted on the election of trustees.

With regard to the election of the following trustees by common shareholders of the Trust:

                                                                     # OF SHARES
                                                            ------------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
David C. Arch.............................................  21,963,439            673,701
Jerry D. Choate...........................................  21,948,319            688,822
Howard J Kerr.............................................  21,939,778            697,362
Suzanne H. Woolsey........................................  21,970,470            666,671

The other trustees of the Trust whose terms did not expire in 2006 are Rod Dammeyer, Linda Hutton Heagy, R. Craig Kennedy, Jack E. Nelson, Hugo F. Sonnenschein, and Wayne W. Whalen.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees of the Trust generally serve three year terms or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             71       Trustee/Director/Managing
Blistex Inc.                                 since 1993  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         71       Trustee/Director/Managing
33971 Selva Road                             since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      71       Trustee/Director/Managing
CAC, L.L.C.                                  since 1993  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., Ventana Medical
                                                         Chairman and Director of                Systems, Inc., and GATX
                                                         Anixter International,                  Corporation, and Trustee
                                                         Inc., a global                          of The Scripps Research
                                                         distributor of wire,                    Institute. Prior to
                                                         cable and communications                January 2005, Trustee of
                                                         connectivity products.                  the University of Chicago
                                                         Prior to July 2000,                     Hospitals and Health
                                                         Managing Partner of                     Systems. Prior to April
                                                         Equity Group Corporate                  2004, Director of
                                                         Investment (EGI), a                     TheraSense, Inc. Prior to
                                                         company that makes                      January 2004, Director of
                                                         private investments in                  TeleTech Holdings Inc.
                                                         other companies.                        and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (58)         Trustee      Trustee     Managing Partner of            71       Trustee/Director/Managing
Heidrick & Struggles                         since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      71       Trustee/Director/Managing
1744 R Street, NW                            since 2003  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       71       Trustee/Director/Managing
14 Huron Trace                               since 1993  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            71       Trustee/Director/Managing
423 Country Club Drive                       since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         71       Trustee/Director/Managing
1126 E. 59th Street                          since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           71       Trustee/Director/Managing
815 Cumberstone Road                         since 2003  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        71       Trustee/Director/Managing
333 West Wacker Drive                      since 1993  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                   Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1998  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2006  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and of Funds in the Fund
                                                                   Complex from January 2005 to August 2005 and since September
                                                                   2006.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Trust's Chief Executive Officer has certified to the New York Stock Exchange that, as of June 29, 2006, he was not aware of any violation by the Trust of NYSE corporate governance listing standards.

The certifications by the Trust's principal executive officer and principal financial officer required by Rule 30a-2 under the 1940 Act were filed with the Trust's report to the SEC on Form N-CSR and are available on the Securities and Exchange Commission's web site at http://www.sec.gov.

  Van Kampen Pennsylvania Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Pennsylvania Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Pennsylvania Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2006 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                  VPVANR 12/06
    (VAN KAMPEN INVESTMENTS LOGO)                           RN06-03431P-Y10/06

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit 12A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Rod Dammeyer, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                                           COVERED
                            REGISTRANT   ENTITIES(1)
                            ----------   -----------
AUDIT FEES ..............   $27,300           N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ...   $   400      $244,200(2)
   TAX FEES .............   $ 1,600(3)   $      0
   ALL OTHER FEES .......   $     0      $      0
TOTAL NON-AUDIT FEES ....   $ 2,000      $244,200
TOTAL ...................   $29,300      $244,200

2005

                                           COVERED
                            REGISTRANT   ENTITIES(1)
                            ----------   -----------
AUDIT FEES ..............   $26,450           N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ...   $   400      $321,000(2)
   TAX FEES .............   $ 1,600(3)   $      0
   ALL OTHER FEES .......   $     0      $      0
TOTAL NON-AUDIT FEES ....   $ 2,000      $321,000
TOTAL ...................   $28,450      $321,000

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry Choate and Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST (VPV) (THE "FUND")

                                 FUND MANAGEMENT

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Municipal Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio and the overall execution of the strategy of the Fund are Dennis P. Pietrzak, an Executive Director of the Adviser, Robert W. Wimmel, a Vice President of the Adviser and John Reynoldson, an Executive Director of the Adviser.

Mr. Pietrzak has been associated with the Adviser in an investment management capacity since August 1995 and began managing the Fund in August 1995. Mr. Wimmel has been associated with the Adviser in an investment management capacity since August 1996 and began managing the Fund in November 2001. Mr. Reynoldson has been associated with the Adviser in an investment management capacity since April 1987 and began managing the Fund in November 2001.

The composition of the team may change from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

As of October 31, 2006:

Mr. Pietrzak managed eight registered investment companies with a total of approximately $2.7 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

Mr. Wimmel managed 25 registered investment companies with a total of approximately $12.6 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

Mr. Reynoldson managed 19 registered investment companies with a total of approximately $7.7 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The portfolio managers of the Fund do not currently manage assets of other investment companies, pooled investment vehicles or other accounts that charge a performance fee. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

-    Cash Bonus.

- Morgan Stanley's Equity Incentive Compensation Program (EICP) awards -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions.

- Investment Management Alignment Plan (IMAP) awards -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated Funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated open-end mutual funds they manage that are included in the IMAP Fund menu, which may or may not include the Fund.

- Voluntary Deferred Compensation Plans -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment Funds, including Funds advised by the Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark, indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

-    Contribution to the business objectives of the Adviser.

-    The dollar amount of assets managed by the portfolio manager.

-    Market compensation survey research by independent third parties.

-    Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

As of October 31, 2006, the portfolio managers did not own any shares of the Fund.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures

a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms or by the SEC staff, based upon such officers' evaluation of these controls and procedures as of January 12, which is a date within 90 days of the filing date of the report. The Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to October 31, 2006, the Trust's fiscal year end, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." As a result, the Trust's independent registered public accountants advised the Trust that this control deficiency represented a material weakness in internal control over financial reporting as of October 31, 2006. Since October 31, 2006, and prior to the issuance of the Trust's annual report, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfers of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over the same time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. The changes in the Trust's financial statements did not impact the net asset value of the Trust's shares or the Trust's total return for any period.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Trust's internal control over financial reporting was revised.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Value Municipal Income Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 12, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: January 12, 2007